FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	$ 1,825	$ 1,852
Gain from changes in fair value through profit or loss	$ 220	$ 34	$ 19